Loans, financing, debentures and derivative financial instruments - Summary of Compostion of loans (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
		Mar. 06, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date		March 6,2025
Foreign currency - denominated loans			R$ 5,278,791	R$ 5,190,156
Brazilian Real - denominated loans			5,862,492	6,035,893
Total foreign currency and Brazilian Reais			11,141,283	11,226,049
Derivative financial instruments	[1]		626,734	524,312
Total			11,768,017	11,750,361	R$ 16,377,643	R$ 17,376,216
Current			1,993,254	3,360,677
Non-current			R$ 9,774,763	8,389,684
Loan 1 [member]
Disclosure of detailed information about borrowings [line items]
Description			Notes in the foreign market
Index/Currency			USD
Average financial charges			5.30%
Borrowings, maturity date			2026 and 2029
Foreign currency - denominated loans			R$ 3,694,339	3,973,816
Loan 2 [member]
Disclosure of detailed information about borrowings [line items]
Description			Foreign loan
Index/Currency			USD
Average financial charges			4.60%
Borrowings, maturity date			2024 and 2025
Foreign currency - denominated loans			R$ 1,018,429	1,161,798
Loan 3 [member]
Disclosure of detailed information about borrowings [line items]
Description			Foreign loan
Index/Currency			JPY
Average financial charges			1.30%
Borrowings, maturity date			2025
Foreign currency - denominated loans			R$ 439,852	0
Loan 4 [member]
Disclosure of detailed information about borrowings [line items]
Description			Foreign loan
Index/Currency			EUR
Average financial charges			4.40%
Borrowings, maturity date			2024
Foreign currency - denominated loans			R$ 126,171	54,542
Loan 5 [member]
Disclosure of detailed information about borrowings [line items]
Description			Debentures – CRA
Index/Currency			IPCA +
Average financial charges			5.10%
Borrowings, maturity date			2024 and 2032
Brazilian Real - denominated loans			R$ 3,434,287	3,011,462
Loan 6 [member]
Disclosure of detailed information about borrowings [line items]
Description			Debentures – CRA
Index/Currency			%DI
Average financial charges			97.50%
Borrowings, maturity date			2023
Brazilian Real - denominated loans			R$ 0	660,485
Loan 7 [member]
Disclosure of detailed information about borrowings [line items]
Description			Debentures - Ultracargo
Index/Currency			IPCA +
Average financial charges			4.10%
Borrowings, maturity date			2028
Brazilian Real - denominated loans			R$ 556,677	482,185
Loan 8 [member]
Disclosure of detailed information about borrowings [line items]
Description			CCB
Index/Currency			%DI
Average financial charges			109.40%
Borrowings, maturity date			2025
Brazilian Real - denominated loans			R$ 552,407	0
Loan 9 [member]
Disclosure of detailed information about borrowings [line items]
Description			Debentures – CRA
Index/Currency			Fixed rate
Average financial charges			11.20%
Borrowings, maturity date			2027
Brazilian Real - denominated loans			R$ 539,914	0
Loan 10 [member]
Disclosure of detailed information about borrowings [line items]
Description			Debentures – CRA
Index/Currency			DI+
Average financial charges			0.70%
Borrowings, maturity date			2027
Brazilian Real - denominated loans			R$ 488,269	0
Loan 11 [member]
Disclosure of detailed information about borrowings [line items]
Description			CDCA
Index/Currency			% DI
Average financial charges			108.60%
Borrowings, maturity date			2024
Brazilian Real - denominated loans			R$ 201,848	0
Loan 12 [member]
Disclosure of detailed information about borrowings [line items]
Description			Debentures – Ultracargo Logística
Index/Currency			Fixed rate
Average financial charges			6.50%
Borrowings, maturity date			2024
Brazilian Real - denominated loans			R$ 87,826	81,548
Loan 13 [member]
Disclosure of detailed information about borrowings [line items]
Description			FINEP
Index/Currency	[2]		TJLP
Average financial charges			1.00%
Borrowings, maturity date			2024 and 2026
Brazilian Real - denominated loans			R$ 1,264	0
Loan 14 [member]
Disclosure of detailed information about borrowings [line items]
Description			Debentures - 6th issuance
Index/Currency			%DI
Average financial charges			0.00%
Borrowings, maturity date			2023
Brazilian Real - denominated loans			R$ 0	R$ 1,800,213

[1]	Accumulated losses (see Note 26.g).
[2]	TJLP (Long-term Interest Rate) = set by the National Monetary Council, the TJLP is the basic financing cost of Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the Brazilian Development Bank. On December 31, 2023, TJLP was fixed at 6.55% p.a. (7.20% p.a in 2022 and 5.32% p.a in 2021).